Average Annual Total Returns{- Fidelity Advisor Freedom® Income Fund} - 03.31 Fidelity Advisor Freedom Funds Class Z6 PRO-07 - Fidelity Advisor Freedom® Income Fund	Class Z6 Return Before Taxes Past 1 year	Class Z6 Return Before Taxes Since Inception		LB001 Past 1 year	LB001 Since Inception		F0199 Past 1 year	F0199 Since Inception
Total	8.90%	6.00%	[1]	7.51%	4.72%	[1]	8.61%	6.06%	[1]

[1]	(a)From June 6, 2017